Cover Page	12 Months Ended
Dec. 25, 2021
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	HILLMAN SOLUTIONS CORP.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001822492
Amendment Flag	false